Subsequent Events (Details) - USD ($)	2 Months Ended
	Aug. 26, 2026	Jan. 22, 2026	Jan. 14, 2026
Subsequent Events [Line Items]
Total number of shares issued		70	26,218
Subsequent Events [Member]
Subsequent Events [Line Items]
Total number of shares issued	1,030,000
Subsequent Events [Member] | January Note One [Member]
Subsequent Events [Line Items]
Conversion price per share	$ 5.715
Total number of shares issued	250,000
Subsequent Events [Member] | January Note Two [Member]
Subsequent Events [Line Items]
Conversion price per share	$ 4.2585
Total number of shares issued	670,000
Subsequent Events [Member] | January Note Three [Member]
Subsequent Events [Line Items]
Conversion price per share	$ 4.5815
Total number of shares issued	50,000
Subsequent Events [Member] | January Note Four [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 4,839,970
Conversion price per share	$ 5.4825
Total number of shares issued	60,000